CONVERTIBLE NOTES (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of derivative liability

Description	Level	December 31, 2024
Derivative liability	3	$1,041,484
Total		$1,041,484

Assumptions used for valuation

	November 1, 2024 (inception)	December 31, 2024
Risk-free interest rate	4.28%	4.16%
Expected volatility	86.10%	114.61%
Conversion price	$3.77	$3.71
Stock price	$3.96	$5.50

Changes in fair value of derivative liability

Warrant Liabilities
Fair value as of November 1, 2024 (inception)	$501,824
Change in fair value	539,660
Fair value as of December 31, 2024	$1,041,484